Pension and Other Post-Retirement Benefits And Employee Benefits	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Retirement Benefits, Description [Abstract]
Pension and Other Post-Retirement Benefits And Employee Benefits
Note 8. Pension and Other Post-Retirement Benefits
The following table sets forth certain disclosures for the Company’s pension and post-retirement plans for the periods indicated:

	For the Three Months Ended March 31,
	2021		2020
(in thousands)	Pension Benefits	Post- Retirement Benefits	Pension Benefits	Post- Retirement Benefits
Components of net periodic (credit) expense: (1)
Interest cost	$912	$56	$1,173	$82
Expected return on plan assets	(4,016)	—	(3,876)	—
Amortization of prior-service liability	—	(62)	—	(62)
Amortization of net actuarial loss	1,732	11	1,831	6

Net periodic (credit) expense	$(1,372)	$5	$(872)	$26

(1)	Amounts are included in G&A expense on the Consolidated Statements of Income and Comprehensive Income.
The Company expects to contribute $915,000 to its post-retirement plan to pay premiums and claims for the fiscal year ending December 31, 2021. The Company does not expect to make any contributions to its pension plan in 2021.

NOTE 14: EMPLOYEE BENEFITS
Retirement Plan
The New York Community Bancorp, Inc. Retirement Plan (the “Retirement Plan”) covers substantially all employees who had attained minimum age, service, and employment status requirements prior to the date when the individual plans were frozen by the banks of origin. Once frozen, the individual plans ceased to accrue additional benefits, service, and compensation factors, and became closed to employees who would otherwise have met eligibility requirements after the “freeze” date.

The following table sets forth certain information regarding the Retirement Plan as of the dates indicated:

	December 31,
(in thousands)	2020	2019
Change in Benefit Obligation:
Benefit obligation at beginning of year	$159,896	$143,235
Interest cost	4,692	5,660
Actuarial loss (gain)	14,629	18,806
Annuity payments	(6,510)	(6,473)
Settlements	(575)	(1,332)

Benefit obligation at end of year	$172,132	$159,896

Change in Plan Assets:
Fair value of assets at beginning of year	$242,558	$210,246
Actual return (loss) on plan assets	25,557	40,117
Contributions	—	—
Annuity payments	(6,510)	(6,473)
Settlements	(575)	(1,332)

Fair value of assets at end of year	$261,030	$242,558

Funded status (included in “Other assets”)	$88,898	$82,662

Changes recognized in other comprehensive income for the year ended December 31:
Amortization of prior service cost	$—	$—
Amortization of actuarial loss	(7,327)	(10,035)
Net actuarial (gain) loss arising during the year	4,577	(7,378)

Total recognized in other comprehensive income for the year (pre-tax)	$(2,750)	$(17,413)

Accumulated other comprehensive loss (pre-tax) not yet recognized in net periodic benefit cost at December 31:
Prior service cost	$—	$—
Actuarial loss, net	73,017	75,767

Total accumulated other comprehensive loss (pre-tax)	$73,017	$75,767

In 2021, an estimated $6.9 million of unrecognized net actuarial loss for the Retirement Plan will be amortized from AOCL into net periodic benefit cost. The comparable amount recognized as net periodic benefit cost in 2020 was $7.3 million. No prior service cost will be amortized in 2021 and none was amortized in 2020. The discount rates used to determine the benefit obligation at December 31, 2020 and 2019 were 2.2% and 3.0%, respectively.
The discount rate reflects rates at which the benefit obligation could be effectively settled. To determine this rate, the Company considers rates of return on high-quality fixed-income investments that are currently available and are expected to be available during the period until the pension benefits are paid. The expected future payments are discounted based on a portfolio of high-quality rated bonds (AA or better) for which the Company relies on the Financial Times Stock Exchange (“FTSE”) Pension Liability Index that is published as of the measurement date.
The components of net periodic pension (credit) expense were as follows for the years indicated:

	Years Ended December 31,
(in thousands)	2020	2019	2018
Components of net periodic pension expense (credit):
Interest cost	$4,692	$5,660	$5,085
Expected return on plan assets	(15,505)	(13,933)	(16,139)
Amortization of net actuarial loss	7,327	10,035	7,179

Net periodic pension (credit) expense	$(3,486)	$1,762	$(3,875)

The following table indicates the weighted average assumptions used in determining the net periodic benefit cost for the years indicated:

	Years Ended December 31,
	2020	2019	2018
Discount rate	3.0%	4.1%	3.4%
Expected rate of return on plan assets	6.5	6.8	7.0
As of December 31, 2020, Retirement Plan assets were invested in two diversified investment portfolios of the Pentegra Retirement Trust (the “Trust”), a private placement investment fund.
The Company (in this context, the “Plan Sponsor”) chooses the specific asset allocation for the Retirement Plan within the parameters set forth in the Trust’s Investment Policy Statement. The long-term investment objectives are to maintain the Retirement Plan’s assets at a level that will sufficiently cover the Plan Sponsor’s long-term obligations, and to generate a return on those assets that will meet or exceed the rate at which the Plan Sponsor’s long-term obligations will grow.
The Retirement Plan allocates its assets in accordance with the following targets:

•
To hold 55% of its assets in equity securities via investment in the Trust’s Long-Term Growth—Equity (“LTGE”) Portfolio, a diversified portfolio that invests in a number of actively and passively managed equity mutual funds and collective trusts in order to gain exposure to both U.S. and
non-U.S.
equity markets;

•
To hold 44% of its assets in intermediate-term investment-grade bonds via investment in the Long-Term Growth—Fixed Income (“LTGFI”) Portfolio, a diversified portfolio that invests in a number of fixed-income mutual funds and collective investment trusts, primarily including intermediate-term bond funds with a focus on U.S. investment grade securities and opportunistic allocations to below-investment grade and
non-U.S.
investments; and

•	To hold 1% in a cash equivalents portfolio for liquidity purposes.
In addition, the Retirement Plan holds Company shares, the value of which is approximately equal to 12% of the assets that are held by the Trust.
The LTGE and LTGFI portfolios are designed to provide long-term growth of equity and fixed-income assets with the objective of achieving an investment return in excess of the cost of funding the active life, deferred vesting, and all
30-year
term and longer obligations of retired lives in the Trust. Risk and volatility are further managed in accordance with the distinct investment objectives of the Trust’s respective portfolios.
The following table presents information about the fair value measurements of the investments held by the Retirement Plan as of December 31, 2020:

(in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity:
Large-cap value (1)	$23,206	$—	$23,206	$—
Large-cap growth (2)	22,997	—	22,997	—
Large-cap core (3)	15,146	—	15,146	—
Mid-cap value (4)	4,509	—	4,509	—
Mid-cap growth (5)	6,316	—	6,316	—
Mid-cap core (6)	5,113	—	5,113	—
Small-cap value (7)	3,307	—	3,307	—
Small-cap growth (8)	8,674	—	8,674	—
Small-cap core (9)	3,400	—	3,400	—
International equity (10)	32,248	—	32,248	—
Fixed Income Funds:
Fixed Income – U.S. Core (11)	74,523	—	74,523	—
Intermediate duration (12)	24,953	—	24,953	—
Equity Securities:
Company common stock	31,401	31,401	—	—
Cash Equivalents:
Money market *	5,237	2,321	2,916	—

	$261,030	$33,722	$227,308	$—

*	Includes cash equivalent investments in equity and fixed income strategies.

(1)	This category contains large-cap stocks with above-average yield. The portfolio typically holds between 60 and 70 stocks.

(2)	This category seeks long-term capital appreciation by investing primarily in large growth companies based in the U.S.

(3)	This fund tracks the performance of the S&P 500 Index by purchasing the securities represented in the Index in approximately the same weightings as the Index.

(4)	This category employs an indexing investment approach designed to track the performance of the CRSP US Mid-Cap Value Index.

(5)	This category employs an indexing investment approach designed to track the performance of the CRSP US Mid-Cap Growth Index.

(6)	This category seeks to track the performance of the S&P Midcap 400 Index.

(7)	This category consists of a selection of investments based on the Russell 2000 Value Index.

(8)	This category consists of a mutual fund invested in small cap growth companies along with a fund invested in a selection of investments based on the Russell 2000 Growth Index.

(9)
This category consists of a mutual fund investing in readily marketable securities of U.S. companies with market capitalizations within the smallest 10% of the market universe, or smaller than the 1000th largest US company.

(10)
This category invests primarily in medium to large
non-US
companies in developed and emerging markets. Under normal circumstances, at least 80% of total assets will be invested in equity securities, including common stocks, preferred stocks, and convertible securities.

(11)
This category currently includes equal investments in three mutual funds, two of which usually hold at least 80% of fund assets in investment grade fixed income securities, seeking to outperform the Barclays US Aggregate Bond Index while maintaining a similar duration to that index. The third fund targets investments of 50% or more in mortgage-backed securities guaranteed by the US government and its agencies.

(12)
This category consists of a mutual fund which invest in a diversified portfolio of high-quality bonds and other fixed income securities, including U.S. Government obligations, mortgage-related and asset backed securities, corporate and municipal bonds, CMOs, and other securities mostly rated A or better.

Current Asset Allocation
The asset allocations for the Retirement Plan as of December 31, 2020 and 2019 were as follows:

	At December 31,
	2020	2019
Equity securities	60%	58%
Debt securities	38	40
Cash equivalents	2	2

Total	100%	100%

Determination of Long-Term Rate of Return
The long-term rate of return on Retirement Plan assets assumption was based on historical returns earned by equities and fixed income securities, and adjusted to reflect expectations of future returns as applied to the Retirement Plan’s target allocation of asset classes. Equities and fixed income securities were assumed to earn long-term rates of return in the ranges of 6% to 8% and 3% to 5%, respectively, with an assumed long-term inflation rate of 2.5% reflected within these ranges. When these overall return expectations are applied to the Retirement Plan’s target allocations, the result is an expected rate of return of 5% to 7%.
Expected Contributions
The Company does not expect to contribute to the Retirement Plan in 2021.
Expected Future Annuity Payments
The following annuity payments, which reflect expected future service, as appropriate, are expected to be paid by the Retirement Plan during the years indicated:

(in thousands)
2021	$7,995
2022	8,073
2023	8,060
2024	8,302
2025	8,567
2026 and thereafter	43,728

Total	$84,725

Qualified Savings Plan
The Company maintains a defined contribution qualified savings plan in which all full-time employees are able to participate after three months of service and having attained age 21. The Company instituted a safe harbor matching contribution program during the year ended December 31, 2020. These Company contributions totaled $5.7 million in 2020. The Company did not make any contributions in 2019.
Post-Retirement Health and Welfare Benefits
The Company offers certain post-retirement benefits, including medical, dental, and life insurance (the “Health & Welfare Plan”) to retired employees, depending on age and years of service at the time of retirement. The costs of such benefits are accrued during the years that an employee renders the necessary service.
The Health & Welfare Plan is an unfunded plan and is not expected to hold assets for investment at any time. Any contributions made to the Health & Welfare Plan are used to immediately pay plan premiums and claims as they come due.

The following table sets forth certain information regarding the Health & Welfare Plan as of the dates indicated:

	December 31,
(in thousands)	2020	2019
Change in benefit obligation:
Benefit obligation at beginning of year	$11,898	$13,583
Interest cost	327	512
Actuarial gain	238	(1,233)
Premiums and claims paid	(614)	(964)

Benefit obligation at end of year	$11,849	11,898

Change in plan assets:
Fair value of assets at beginning of year	$—	$—
Employer contribution	614	964
Premiums and claims paid	(614)	(964)

Fair value of assets at end of year	$—	$—

Funded status (included in “Other liabilities”)	$(11,849)	(11,898)

Changes recognized in other comprehensive income for the year ended December 31:
Amortization of prior service cost	$249	$249
Amortization of actuarial gain	(25)	(124)
Net actuarial (gain) loss arising during the year	238	(1,234)

Total recognized in other comprehensive income for the year (pre-tax)	$462	$(1,109)

Accumulated other comprehensive loss (pre-tax) not yet recognized in net periodic benefit cost at December 31:
Prior service cost	$(287)	$(536)
Actuarial loss, net	1,679	1,466

Total accumulated other comprehensive income (pre-tax)	$1,392	$930

The discount rates used in the preceding table were 2.0% and 2.9%, respectively, at December 31, 2020 and 2019.
The estimated net actuarial loss and the prior service liability that will be amortized from AOCL into net periodic benefit cost in 2021 are $46,000 and $249,000, respectively.
The following table presents the components of net periodic benefit cost for the years indicated:

	Years Ended December 31,
(in thousands)	2020	2019	2018
Components of Net Periodic Benefit Cost:
Service cost	$—	$—	$—
Interest cost	327	512	513
Amortization of past-service liability	(249)	(249)	(249)
Amortization of net actuarial loss	25	124	309

Net periodic benefit cost	$103	$387	$573

The following table presents the weighted average assumptions used in determining the net periodic benefit cost for the years indicated:

	Years Ended December 31,
	2020	2019	2018
Discount rate	2.9%	3.9%	3.3%
Current medical trend rate	6.5	6.5	6.5
Ultimate trend rate	5.0	5.0	5.0
Year when ultimate trend rate will be reached	2026	2025	2024
Expected Contributions
The Company expects to contribute $915,000 to the Health & Welfare Plan to pay premiums and claims in the fiscal year ending December 31, 2021.
Expected Future Payments for Premiums and Claims
The following amounts are currently expected to be paid for premiums and claims during the years indicated under the Health & Welfare Plan:

(in thousands)
2021	$915
2022	881
2023	851
2024	820
2025	789
2026 and thereafter	3,451

Total	$7,707